Notes and Debenture Payable - Additional Information (Detail) (USD $)		1 Months Ended			1 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2009 White Oak, Inc.	Dec. 31, 2012 White Oak, Inc.	Dec. 31, 2011 White Oak, Inc.	Sep. 30, 2009 White Oak, Inc. Minimum	Sep. 30, 2009 White Oak, Inc. Maximum	Dec. 02, 2009 Cedar Lane	Dec. 31, 2012 Cedar Lane	Dec. 31, 2011 Cedar Lane	Dec. 31, 2012 Cedar Lane Premium Financed	Dec. 31, 2011 Cedar Lane Premium Financed
Debt Instrument [Line Items]
Credit facility, minimum borrowing capacity							$ 5,000,000
Credit facility, maximum borrowing		27,000,000					250,000,000
Credit facility, borrowing period							28 months
Credit facility, interest rate term							Annual interest rate of 14%, 15% or 16%, depending on the class of lender and were compounded monthly.
Credit facility covenants							The Company was subject to several restrictive covenants under the facility. The restrictive covenants included items such as restrictions on the ability to pay dividends or incur additional indebtedness by Imperial PFC Financing II, LLC. The Company believes it was in compliance at December 31, 2012.
Credit facility covenants compliance							The Company believes it was in compliance at December 31, 2012
Credit facility outstanding			0	172,000						0	19,100,000
Accrued interest	5,505,000		0	104,000				0	5,400,000
Credit facility, principal percentage amount								2.00%	2.00%
Credit facility, increase		$ 12,000,000
Notes payable repayment period					6 months	26 months
Credit facility, maturity date		Mar. 11, 2012